Other Current Assets - Disclosure of Other Current Assets (Detail) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024
Prepaid expenses and other current assets [line Items]
Prepayments	[1]	$ 8,521,495	$ 1,904,467
Security deposit		12,639	10,988
Accrued interest		992,130	208,236
Other current assets		$ 9,526,264	$ 2,123,691

[1]	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.